Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Other Liabilities
10.
Accounts payable and other liabilities

Accounts payable and other liabilities is comprised of the following balances:

	As of December 31,
	2024	2023
Accounts payable	$57,642	$49,670
Other payables (1)	13,309	21,008
Accrued liabilities (2)	59,298	67,751
Payroll liabilities	23,463	35,646
Provisions and contingent liabilities (3)	23,228	28,624
Total	$176,940	$202,699

(1)
Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
(2)
Accrued liabilities mainly consist of general accrued expenses and external interest payable.
(3)
Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 3), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 7), and provisions recognized for certain litigation claims (See Note 18).